Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 470,259	$ 427,480
Cost of sales	(289,706)	(270,635)
Gross profit	180,553	156,845
Expenses
General and administrative	(49,598)	(52,429)
Share-based compensation	(9,983)	(9,218)
Write-downs (reversals of write-downs) of property, plant and equipment	(12,051)	0
Income before the undernoted	108,921	95,198
Finance income	4,300	12,465
Finance expense	(17,089)	(25,822)
Foreign exchange (loss) gain	(165,008)	34,612
Other expenses	(6,565)	(4,102)
(Loss) earnings before income taxes	(75,441)	112,351
Current income tax expense	(17,662)	(15,992)
Deferred income tax recovery (expense)	25,313	(2,055)
Income tax expense	7,651	(18,047)
Net (loss) income for the year	(67,790)	94,304
Other comprehensive (loss) gain
Foreign currency translation (loss) gain	(165,027)	52,656
Comprehensive (loss) income	(232,817)	146,960
Net (loss) income attributable to:
Owners of the Company	(68,475)	92,804
Non-controlling interests	685	1,500
Net (loss) income for the year	(67,790)	94,304
Comprehensive (loss) income attributable to:
Owners of the Company	(232,015)	145,065
Non-controlling interests	(802)	1,895
Comprehensive (loss) income	$ (232,817)	$ 146,960
Net (loss) income per share attributable to owners of the Company
Basic (in usd per share)	$ (0.66)	$ 0.99
Diluted (in usd per share)	$ (0.66)	$ 0.98
Weighted average number of common shares outstanding
Basic (in shares)	103,106,305	94,111,548
Diluted (in shares)	103,106,305	94,896,334